Accounts receivable, net - Summary of Changes in the Allowance for Doubtful Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of period	$ 1,228	$ 441	$ 0
Additions charged to earnings	4,045	787	441
Write-offs of uncollectible accounts	(1,401)	0	0
Balance at end of period	$ 3,872	$ 1,228	$ 441